First Trust Private Assets Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of December 31, 2025 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS — 4.5%
	CONSUMER STAPLES — 0.3%
5,615	Misfits Market, Inc.*,1	$178,501
	FINANCIALS — 1.6%
44,050	Airwallex ESOP Ltd.[1]	938,265
	TECHNOLOGY — 2.6%
1,873	Epic Games, Inc.[1]	1,094,993
562	Olinda SAS[1]	101,707
3,570	Workrise Technologies, Inc.[1]	387,595
		1,584,295
	TOTAL COMMON STOCKS
	(Cost $2,365,534)	2,701,061
	PREFERRED STOCKS — 4.4%
	CONSUMER STAPLES — 0.2%
	Misfits Market, Inc.
4,243	Series A-1, 0.000%[1,2]	136,370
	FINANCIALS — 2.8%
	Empower Finance, Inc.
140,481	Series C , 0.000%[1,2]	1,645,032
	TECHNOLOGY — 1.4%
	Olinda SAS
2,248	Series D, 0.000%[1,2]	412,349
	Route App, Inc.
130,209	Series A1, 0.000%[1,2]	425,784
		838,133
	TOTAL PREFERRED STOCKS
	(Cost $2,012,488)	2,619,535
	PRIVATE INVESTMENT VEHICLES — 90.9%
	INVESTMENT PARTNERSHIPS — 90.9%
N/A3	137 Direct Fund LP, LLC*,4	857,427
N/A3	137 Holdings AI II, LLC*,4	1,481,549
N/A3	137 Holdings AP, LLC*,4	1,270,585
N/A3	137 Holdings GI, LLC*,4	600,000
N/A3	137 Holdings MS, LLC*,4	929,316
N/A3	137 Holdings RBC, LLC*,4	2,974,766
N/A3	137 Holdings SXVII, LLC*,4	103,774
N/A3	137 Holdings SXX, LLC*,4	1,815,556
N/A3	137 Opportunity Fund LP*,4	427,553
N/A3	137 Ventures VI LP*,4	1,269,425
N/A3	Arlington Capital Partners VI LP*,4	1,074,226
N/A3	Bain Capital Fund XI LP*,4	345,248
N/A3	Bain Capital Fund XII LP*,4	316,758

First Trust Private Assets Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Number
of Shares		Value
	PRIVATE INVESTMENT VEHICLES (Continued)
	INVESTMENT PARTNERSHIPS (Continued)
N/A3	Carlyle Europe Partners V, S.C.Sp.*,4	$925,873
N/A3	Carlyle U.S. Equity Opportunity Fund II LP*,4	904,518
N/A3	Fund C-1, A Series of Riot Ventures Opportunity Fund LP*,4	37,535
N/A3	GHO Capital IV LP*,4	—
N/A3	GPS IV LP*,4	160,662
N/A3	Hedosophia Investments VI E LP*,4	1,226,279
N/A3	Hedosophia Investments VI G LP*,4	1,008,627
N/A3	Hedosophia Investments VI H LP*,4	752,744
N/A3	Hedosophia Investments VI I LP*,4	309,300
N/A3	Hedosophia Investments VI J LP*,4	757,630
N/A3	Hedosophia Investments VI K LP*,4	1,005,581
N/A3	Hedosophia Investments VI N LP*,4	656,000
N/A3	Hedosophia Investments VI O LP*,4	757,500
N/A3	Hedosophia Partners III LP*,4	644,137
N/A3	Hedosophia Partners V LP*,4	202,725
N/A3	Hedosophia Partners V Parallel LP*,4	83,739
N/A3	Hedosophia Partners VI LP*,4	1,301,682
N/A3	HS Investments EU21 LP*,4	39,295
N/A3	HS Investments EU23 LP*,4	1,174,787
N/A3	HS Investments IV M LP*,4	483,612
N/A3	HS Investments NA18 LP*,4	2,638,769
N/A3	HS Investments V F LP*,4	904,059
N/A3	HS Investments VI A LP*,4	1,815,348
N/A3	HS Investments VI B LP*,4	1,396,847
N/A3	Kern River Capital, LLC*,4	288,812
N/A3	KQ Partners Fund LP*,4	2,478,815
N/A3	L Catterton Europe IV, SLP*,4	449,623
N/A3	Point72 Hyperscale LP*,4,5	108,470
N/A3	Quiet EE LP*,4	762,188
N/A3	Quiet ML LP*,4	30,979
N/A3	Quiet OA Access LP*,4	1,351,446
N/A3	Quiet Select F EON FT - Class F*,4	352,098
N/A3	Quiet Select FT LP - Class B*,4	754,950
N/A3	Quiet Select FT LP - Class C*,4	1,514,094
N/A3	Quiet Select FT LP - Class D*,4	503,425
N/A3	Quiet Select FT LP - Class E*,4	755,783
N/A3	Quiet T1 LP - Class A*,4	988,632
N/A3	Quiet T1 LP - Class B*,4	1,106,661
N/A3	Quiet T1 LP - Class C*,4	502,859
N/A3	Quiet Venture I LP*,4	1,999,507
N/A3	Quiet Venture II LP*,4	379,526

First Trust Private Assets Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Number
of Shares		Value
	PRIVATE INVESTMENT VEHICLES (Continued)
	INVESTMENT PARTNERSHIPS (Continued)
N/A3	Quiet Venture III LP*,4	$1,680,431
N/A3	RA Capital Nexus Fund II LP*,4	161,490
N/A3	RA Capital Nexus Fund III LP*,4	171,050
N/A3	RA Capital Nexus Fund LP*,4	454,205
N/A3	Reverence Capital Partners Opportunities Fund I LP*,4	481,341
N/A3	Sapphire Venture VII LP*,4	120,636
N/A3	Savory Fund III Blocked LP*,4	474,855
N/A3	Savory Fund III I Coinvest I LLC*,4,5	505,020
N/A3	Seer Capital Partners Fund LP*,4	24,160
N/A3	TPG Tech Adjacencies II Interface*,4,5	583,810
N/A3	TPG Tech Adjacencies II Interface II*,4	281,282
N/A3	TPG Tech Adjacencies II Vega LP*,4	1,057,653
N/A3	TPG Tech Adjacencies II Vital CI LP*,4	914,999
N/A3	WH Strategic Opportunities Fund X LP*,4	561,000
		54,453,232
	TOTAL PRIVATE INVESTMENT VEHICLES
	(Cost $38,900,785)	54,453,232

	SHORT-TERM INVESTMENTS — 2.2%
1,328,246	UMB Bank, Money Market Special II Deposit Investment, 3.48%[6]	1,328,246
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,328,246)	1,328,246
	TOTAL INVESTMENTS — 101.0%
	(Cost $44,607,053)	61,102,074

	Liabilities in Excess of Other Assets — (2.0)%	(1,192,500)
	TOTAL NET ASSETS — 100.0%	$59,909,574

LLC — Limited Liability Company

LP — Limited Partnership

*	Non-income producing security.
[1]	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[2]	Perpetual security. Maturity date is not applicable.
[3]	Investment does not issue shares.
[4]	Investment valued using net asset value per share as practical expedient.
[5]	All or a portion of this investment is a holding of FT Investments Sub I LLC.
[6]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Consolidated Schedule of Investments.

First Trust Private Assets Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

	Redemptions	Redemption			Original
Securities With Restrictions On Redemptions	Permitted	Notice Period	Cost	Fair Value	Acquisition Date
137 Direct Fund LP, LLC [1]	Not permitted	N/A	$744,456	$857,427	4/28/2025
137 Holdings AI II, LLC [1]	Not permitted	N/A	640,591	1,481,549	2/21/2024
137 Holdings AP, LLC [1]	Not permitted	N/A	1,270,585	1,270,585	8/13/2025
137 Holdings GI, LLC [1]	Not permitted	N/A	600,000	600,000	12/22/2025
137 Holdings MS, LLC [1]	Not permitted	N/A	273,263	929,316	8/20/2024
137 Holdings RBC, LLC [1]	Not permitted	N/A	1,005,937	2,974,766	4/24/2024
137 Holdings SXVII, LLC [1]	Not permitted	N/A	20,538	103,774	4/1/2022
137 Holdings SXX, LLC [1]	Not permitted	N/A	380,180	1,815,556	7/31/2023
137 Opportunity Fund LP [1]	Not permitted	N/A	304,631	427,553	4/1/2022
137 Ventures VI LP [1]	Not permitted	N/A	836,703	1,269,425	11/28/2023
Arlington Capital Partners VI LP [1]	Not permitted	N/A	750,439	1,074,226	12/21/2023
Bain Capital Fund XI LP [1]	Not permitted	N/A	489,323	345,248	9/30/2024
Bain Capital Fund XII LP [1]	Not permitted	N/A	267,165	316,758	9/30/2024
Carlyle Europe Partners V, S.C.Sp. [1]	Not permitted	N/A	1,163,830	925,873	2/3/2025
Carlyle U.S. Equity Opportunity Fund II LP [1]	Not permitted	N/A	761,599	904,518	6/6/2025
Fund C-1, A Series of Riot Ventures Opportunity Fund LP [1]	Not permitted	N/A	36,879	37,535	4/1/2022
GHO Capital IV LP [1]	Not permitted	N/A	34,245	-	8/20/2025
GPS IV LP [1]	Not permitted	N/A	168,783	160,662	3/10/2025
Hedosophia Investments VI E LP [1]	Not permitted	N/A	1,071,616	1,226,279	12/24/2024
Hedosophia Investments VI G LP [1]	Not permitted	N/A	1,013,402	1,008,627	7/28/2025
Hedosophia Investments VI H LP [1]	Not permitted	N/A	758,571	752,744	6/27/2025
Hedosophia Investments VI I LP [1]	Not permitted	N/A	309,000	309,300	6/23/2025
Hedosophia Investments VI J LP [1]	Not permitted	N/A	767,308	757,630	6/27/2025
Hedosophia Investments VI K LP [1]	Not permitted	N/A	1,005,581	1,005,581	10/22/2025
Hedosophia Investments VI N LP [1]	Not permitted	N/A	656,000	656,000	11/18/2025
Hedosophia Investments VI O LP [1]	Not permitted	N/A	757,500	757,500	11/26/2025
Hedosophia Partners III LP [1]	Not permitted	N/A	611,692	644,137	4/1/2022
Hedosophia Partners V LP [1]	Not permitted	N/A	219,040	202,725	4/1/2022
Hedosophia Partners V Parallel LP [1]	Not permitted	N/A	88,063	83,739	4/1/2022
Hedosophia Partners VI LP [1]	Not permitted	N/A	953,056	1,301,682	5/23/2024
HS Investments EU21 LP [1]	Not permitted	N/A	35,898	39,295	4/1/2022
HS Investments EU23 LP [1]	Not permitted	N/A	610,294	1,174,787	8/23/2023
HS Investments IV M LP [1]	Not permitted	N/A	361,306	483,612	3/25/2022
HS Investments NA18 LP [1]	Not permitted	N/A	1,264,285	2,638,769	8/30/2024
HS Investments V F LP [1]	Not permitted	N/A	607,725	904,059	7/28/2023
HS Investments VI A LP [1]	Not permitted	N/A	1,001,474	1,815,348	7/11/2024
HS Investments VI B LP [1]	Not permitted	N/A	1,017,634	1,396,847	10/15/2024
Kern River Capital, LLC [1]	Not permitted	N/A	250,000	288,812	3/26/2025
KQ Partners LP [1]	Not permitted	N/A	457,931	2,478,815	5/9/2024
L Catterton Europe IV, SLP [1]	Not permitted	N/A	538,592	449,623	3/12/2025
Point72 Hyperscale LP [1]	Not permitted	N/A	103,329	108,470	4/1/2022
Quiet EE LP [1]	Not permitted	N/A	762,188	762,188	12/23/2025
Quiet ML LP [1]	Not permitted	N/A	33,920	30,979	4/1/2022
Quiet OA Access LP [1]	Not permitted	N/A	1,269,502	1,351,446	9/27/2024
Quiet Select F EON FT - Class F [1]	Not permitted	N/A	350,000	352,098	6/3/2025
Quiet Select FT LP - Class B [1]	Not permitted	N/A	753,260	754,950	1/13/2025
Quiet Select FT LP - Class C [1]	Not permitted	N/A	1,254,308	1,514,094	1/13/2025
Quiet Select FT LP - Class D [1]	Not permitted	N/A	500,000	503,425	2/20/2025
Quiet Select FT LP - Class E [1]	Not permitted	N/A	756,753	755,783	3/19/2025
Quiet T1 LP - Class A [1]	Not permitted	N/A	206,684	988,632	1/29/2024
Quiet T1 LP - Class B [1]	Not permitted	N/A	500,000	1,106,661	1/29/2024
Quiet T1 LP - Class C [1]	Not permitted	N/A	502,859	502,859	10/17/2025
Quiet Venture I LP [1]	Not permitted	N/A	1,500,213	1,999,507	4/25/2025
Quiet Venture II LP [1]	Not permitted	N/A	346,392	379,526	4/1/2022
Quiet Venture III LP [1]	Not permitted	N/A	1,203,355	1,680,431	9/8/2023
RA Capital Nexus Fund II LP [1]	Not permitted	N/A	87,785	161,490	4/1/2022
RA Capital Nexus Fund III LP [1]	Not permitted	N/A	139,536	171,050	4/1/2022
RA Capital Nexus Fund LP [1]	Not permitted	N/A	752,946	454,205	4/1/2022
Reverence Capital Partners Opportunities Fund I LP [1]	Not permitted	N/A	351,496	481,341	7/3/2024
Sapphire Venture VII LP [1]	Not permitted	N/A	120,635	120,636	10/22/2025
Savory Fund III Blocked LP [1]	Not permitted	N/A	350,000	474,855	3/11/2024
Savory Fund III Coinvest I LLC [1]	Not permitted	N/A	500,000	505,020	6/9/2025
Seer Capital Partners Fund LP [1]	Not permitted	N/A	-	24,160	4/1/2022
TPG Tech Adjacencies II Interface [1]	Not permitted	N/A	15,802	583,810	12/28/2023
TPG Tech Adjacencies II Interface II [1]	Not permitted	N/A	373,707	281,282	12/29/2023
TPG Tech Adjacencies II Vega LP [1]	Not permitted	N/A	750,000	1,057,653	5/16/2024
TPG Tech Adjacencies II Vital CI LP [1]	Not permitted	N/A	750,000	914,999	3/31/2025
WH Strategic Opportunities Fund X LP [1]	Not permitted	N/A	561,000	561,000	11/26/2025

Totals			$38,900,785	$54,453,232

1 Securities generally offered in private placement transactions and as such are illiquid and generally restricted as to resale.

See accompanying Notes to Consolidated Schedule of Investments.

First Trust Private Assets Fund

CONSOLIDATED PORTFOLIO COMPOSITION

As of December 31, 2025 (Unaudited)

		Percent of
		Total Net
Country of Incorporation	Value	Assets
European Union	$5,717,584	9.5%
United States	55,384,490	92.5%
Total Investments	61,102,074	102.0%
Liabilities in Excess of Other Assets	(1,192,500)	(2.0)%
Total Net Assets	$59,909,574	100.0%

See accompanying Notes to Consolidated Schedule of Investments.

First Trust Private Assets Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS

December 31, 2025 (Unaudited)

Note 1 — Valuation of Investments

UMB Fund Services, Inc., the Fund’s administrator (“UMBFS” or the “Administrator”), calculates the Fund’s net asset value (“NAV”) as of the close of business on the last business day of each month and at such other times as the Board of Trustees (the “Board” and the members thereof, “Trustees”) may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board (each, a “Determination Date”).

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated the Investment Adviser as the valuation designee (in such capacity, the “Valuation Designee”) for the Fund to perform in good faith the fair value determination relating to all Fund investments, under the Board’s oversight. The Investment Adviser carries out its designated responsibilities as Valuation Designee through its Valuation Committee. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.

The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources.

Securities traded on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of the relevant Determination Date. If no sale or official closing price of particular securities is reported on a particular day, the securities will be valued at the closing bid price for securities held long, or the closing ask price for securities held short, or if a closing bid or ask price, as applicable, is not available, at either the exchange or system-defined closing price on the exchange or system in which such securities are principally traded. Over-the-counter securities not quoted on the Nasdaq Stock Market will be valued at the last sale price on the relevant Determination Date or, if no sale occurs, at the last bid price, in the case of securities held long, or the last ask price, in the case of securities held short, at the time net asset value is determined. Equity securities for which no prices are obtained under the foregoing procedures, including those for which a pricing service supplies no exchange quotation or a quotation that is believed by the Valuation Designee not to reflect the fair value, will be valued at the bid price, in the case of securities held long, or the ask price, in the case of securities held short, supplied by one or more dealers making a market in those securities or one or more brokers. Futures index options will be valued at the mid-point between the last bid price and the last ask price on the relevant Determination Date at the time net asset value is determined.

The Valuation Designee will determine the fair value of its shares of a private company based on numerous factors, including but not limited to market activity or events in the market. Absent such at transaction or event within a year, or as deemed necessary by the Valuation Designee, but in no instance greater than one year from the quarter end in which such event occurred, the Valuation Designee will engage qualified external valuation consultants to provide an independent valuation.

As a general matter, the fair value of the Fund’s interest in a Private Investment Vehicles will represent the amount that the Fund could reasonably expect to receive from the Private Investment Vehicles if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that Valuation Designee believes to be reliable. The Valuation Designee will determine the fair value of such Private Investment Vehicles based on the most recent final or estimated value reported by the Private Investment Vehicles, as well as any other relevant information available at the time the Valuation Designee values the portfolio. A substantial amount of time may elapse between the occurrence of an event necessitating the pricing of Fund assets and the receipt of valuation information from the underlying manager of a Private Investment Vehicle.

First Trust Private Assets Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

December 31, 2025 (Unaudited)

The Valuation Designee will consider whether it is appropriate, in light of all relevant circumstances, to value such interests at the NAV as reported by the Underlying Manager at the time of valuation, or whether to adjust such value to reflect a premium or discount to NAV. In accordance with GAAP and industry practice, the Fund may not always apply a discount in cases where there is no contemporaneous redemption activity in a particular Investment Fund. In other cases, as when an Investment Fund imposes extraordinary restrictions on redemptions, when other extraordinary circumstances exist, or when there have been no recent transactions in Investment Fund interests, the Fund may determine that it is appropriate to apply a discount to the NAV of the Investment Fund. Any such decision will be made in good faith by the Valuation Designee, under oversight by the Board.

Where deemed appropriate by the Valuation Designee and consistent with the Investment Company Act, investments in Investment Funds may be valued at cost. Cost will be used only when cost is determined to best approximate the fair value of the particular Investment Fund under consideration.

Debt securities will generally be valued using a third-party pricing system, agent, or dealer selected by the Valuation Designee, which may include the use of valuations furnished by a pricing service that employs a matrix to determine valuations for normal institutional size trading units. Debt securities with remaining maturities of 60 days or less, absent unusual circumstances, will be valued at amortized cost, so long as such valuations are determined by the Valuation Designee to represent fair value.

Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the NAV of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by the Valuation Designee.

Investors should be aware that situations involving uncertainties as to the value of portfolio positions could have an adverse effect on the Fund’s NAV if the judgments regarding appropriate valuations should prove incorrect.

Note 2 — Fair Value Measurements and Disclosure

ASC 820, Fair Value Measurement (“ASC 820”) defines fair value, establishes a framework for measuring Fair value in accordance with GAAP and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly and how that information must be incorporated into a fair value measurement.

Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

First Trust Private Assets Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

December 31, 2025 (Unaudited)

•	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

In accordance with ASU 2015-7, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), investments valued at the NAV as a practical expedient are not included in the fair value hierarchy. As such, investments in Investment Funds with a fair value of $54,453,232 are excluded from the fair value hierarchy as of December 31, 2025.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets
Investments
Common Stocks
Consumer Staples	-	-	178,501	178,501
Financials	-	-	938,265	938,265
Technology	-	-	1,584,295	1,584,295
Preferred Securities
Consumer Staples	-	-	136,370	136,370
Financials	-	-	1,645,032	1,645,032
Technology	-	-	838,133	838,133
Short-Term Investments	1,328,246	-	-	1,328,246
Subtotal	$1,328,246	$-	$5,320,596	$6,648,842
Private Investment Vehicles				54,453,232
Total Investments				$61,102,074